TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Disclosure of compose trade receivables
	December 31,
	2025	2024
	US Dollars in thousands
Open accounts	111,769	59,473
Less - provision of allowance for credit loss	(7,794)	(3,779)
Trade receivables - net	103,975	55,694

Disclosure of changes in provision for credit losses
US Dollars in thousands

Balance as of January 1, 2025	3,779
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance
4,015
Balance as of December 31, 2025	7,794

Balance as of January 1, 2024	1,866
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance
1,913
Balance as of December 31, 2024	3,779